Income Taxes - Schedule of Reconciliation of Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
Income tax at statutory rate	21.00%	21.00%
Permanent items	(0.80%)	(1.20%)
Tax credits	0.20%	0.70%
Valuation allowance (decrease) increase	(20.40%)	(20.50%)
Income tax expense	0.00%	0.00%